ACCRUED AND OTHER LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Sales tax payable	$ 1,245	$ 3,804
Accrued interest payable	3,604	2,067
Payroll tax liabilities	125,931	142,648
Total accrued liabilities	$ 130,780	$ 148,519